Employee Benefits - Cash-settled share-based payment plan - Narrative (Details) - Cash-settled share-based payment plan - EUR (€) € in Millions	1 Months Ended		12 Months Ended
	May 31, 2025	May 31, 2023	Dec. 31, 2025	Dec. 31, 2024
Employee Benefits
Expense from cash-settled share-based payment transactions			€ 1	€ 1
Ordinary shares
Employee Benefits
Threshold Business Days for Computation of Average Price Per Share		5 days
Restricted stock units (RSUs)
Employee Benefits
Vesting Period		4 years
Liabilities from share-based payment transactions				3
Payments from settlement of cash-settled share-based payment transactions	€ 2
Total short-term Trading creditors and other account payable				2
Long-term in provisions			€ 2	€ 1
Restricted stock units (RSUs) | Tranche One
Employee Benefits
Percentage of award vesting rights	50.00%	50.00%
Restricted stock units (RSUs) | Tranche Two
Employee Benefits
Percentage of award vesting rights		50.00%